FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1.  Name and address of issuer:
      Nicholas-Applegate Institutional Funds
      600 West Broadway,
      San Diego, CA 92101-3311

2.  Name of each series or class of funds for which this notice is filed:
      (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
        Worldwide Growth- Class I & R
        Global Select- Class I & R
        Global Technology- Class I
        Global Healthcare- Class I
        International Core Growth- Class I & R
        International Small Cap Growth- Class I & R
        International Structured - Class I
        Emerging Countries- Class I & R
        Pacific Rim- Class I & R
        Latin America- Class I & R
        Large Cap Growth- Class I & R
        Mid Cap Growth- Class I & R
        Small Cap Growth- Class I & R
        Mini Cap Growth- Class I
        Value- Class I & R
        Small Cap Value
        Convertible- Class I
        High Quality Bond- Class I & R
        High Yield Bond- Class I & R
3.   Investment Company Act File Number:    811-07384
      Securities Act File Number:                       333-71469

4(a).  Last day of fiscal year for which this notice is filed:
          March 31, 2002

4(b).  Check box if this notice is being filed late.

4(c).  Check this box if this is the last time the issuer
            will be filing this Form.

5.   Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during the
             fiscal year pursuant to section 24f-2:          $762,781,973
      (ii)  Aggregate price of securities redeemed or
             repurchased during the fiscal year:              $604,088,715
(iii)  Aggregate price of securities redeemed or
              repurchased during any prior fiscal year
                   ending no earlier than October 11, 1995 that
                   were not previously used to reduce registration
                   fees payable to the Commission:                  $  0
      (iv) Total available redemption credits.
               [add Items 5(ii) and 5(iii)]:                   $604,088,715
     (v)   Net Sales - If Item 5(i) is greater than Item 5(iv)
             [subtract Item 5(iv) from Item 5(i)]:       $158,693,258
      (vi)  Redemption credits available for use in future years        $  0
              - If Item 5(i) is less than 5(iv) [subtract
                Item 5(iv) from Item 5(i)]:

      (vii) Multiplier for determining registration fee
                   (See Instruction C.9):               x .000092
     (viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)]
               (enter "0" if no fee is due):     = $14,600
 6.  Prepaid Shares

If the response to Item 5(i) was determined by deducting an
      amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
       here:                                                               N/A.

 7.  Interest due-- if this Form is being filed more than 90 days after the
      end of the issuer's fiscal year (see Instruction D):           + $0
 8.  Total of the amount of registration fee due plus any interest due
        (line 5(viii) plus line 7)                   = $0
 9.  Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                       Method of Delivery:
                                             X     Wire Transfer
                                                      Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)                     Thomas Muscarella

                                       Assistant Treasurer of the Funds

Date:  June 2 , 2002